Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2020	2021
	RMB	RMB
Buildings	2,594	2,594
Leasehold improvements	46,259	63,780
Furniture and office equipment	22,250	15,644
Motor vehicles	3,672	3,670
Software	4,341	4,767
Construction in progress	6,227	—
Total Property, equipment and software	85,343	90,455
Less: Accumulated depreciation and amortization	(70,850)	(70,002)
Impairment loss	—	(5,891)
Total Property, equipment and software, net	14,493	14,562